OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Non-current portion of ore stockpiles (Note 18)	$ 131.9	$ 192.0
Income tax recoverable and installments	1.8	9.3
Tax credits recoverable	64.6	95.2
Advances and deposits	36.2	42.9
Other long-term advances	17.2	12.7
Other non-financial assets	251.7	352.1
Current	97.5	118.0
Non-current	$ 154.2	$ 234.1